Mortgage-Backed Securities Held to Maturity (Details 1) (Collateralized Mortgage Obligations [Member], Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Collateralized Mortgage Obligations [Member] | Mortgage Backed Securities [Member]
Fair value and gross unrealized losses of mortgage-backed securities held to maturity
Estimated fair Value, Less than 12 months	$ 8,522
Gross unrealized losses, Less than 12 months	69
Estimated fair Value, 12 months or longer	2,124
Gross unrealized losses, 12 months or longer	$ 129